INVENTORY	3 Months Ended
Mar. 31, 2022
INVENTORY

7. INVENTORY

	March 31, 2022	December 31, 2021
Finished goods	$2,997,812	$3,017,363
Parts	367,361	373,459
	$3,365,173	$3,390,822

During the three months ended March 31, 2022, $1,161,511 (2021: $784,095) of inventory was recognized in cost of sales. Cost of assets sold consist of the following:

	March 31, 2022	March 31, 2021
Inventory	$1,161,511	$784,095
Consulting and services	64,833	162,393
Other	2,068	78,241
	$1,228,412	$1,024,729